DEBT (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure of detailed information about borrowings [abstract]
Disclosure of detailed information about borrowings
The following table summarizes the components of the Company's current and long-term debt:

	As of	As of
	December 31, 2020	December 31, 2019
Current debt:
Lease liabilities	296	987
7% Convertible Debentures	49,735	—
Macquarie Credit Facility	—	15,000
	50,031	15,987
Long-term debt:
Lease liabilities	1,185	1,394
7% Convertible Debentures	—	47,002
Macquarie Credit Facility	54,547	42,386
	55,732	90,782

Schedule of changes in borrowings
The changes in the carrying amount of the 7% Convertible Debentures are as follows:

	For the Year Ended December 31, 2020	For the Year Ended December 31, 2019
Beginning balance	47,002	44,612
Accretion of 7% Convertible Debentures discount (Note 10)	2,733	2,390
Balance at the end of the period	49,735	47,002

Schedule of payments on outstanding debt
Schedule of payments on outstanding debt as of December 31, 2020:

	Year ending December 31, 2021	Year ending December 31, 2022	Year ending December 31, 2023	Year ending December 31, 2024	Year ending December 31, 2025	Maturity
Lease liabilities
Principal	297	303	303	323	255	2025
Interest	81	62	43	24	4

7% Convertible Debentures
Principal	51,498	—	—	—	—	2021
Interest	3,605	—	—	—	—

Macquarie Credit Facility
Principal	—	20,000	40,000	—	—	2023
Interest	2,831	2,595	1,936	—	—

Total principal	51,795	20,303	40,303	323	255
Total interest	6,517	2,657	1,979	24	4
	58,312	22,960	42,282	347	259